RELATED PARTY TRANSACTIONS (Details.) ¥ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2017 CNY (¥) shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 $ / shares	Nov. 30, 2017 $ / shares
Affiliated Entity
RELATED PARTY TRANSACTIONS
Commission income		¥ 956
STT Singapore DC Pte. Ltd.
RELATED PARTY TRANSACTIONS
Commission income		624
STT DEFU 2 Pte. Ltd.
RELATED PARTY TRANSACTIONS
Commission income		¥ 332
STT GDC Pte. Ltd.
RELATED PARTY TRANSACTIONS
Conversion of convertible bonds from a related party			¥ 366,958
Interest expenses			¥ 30,078
Accrued but unpaid cash interest relinquished	¥ 4,991
ADS
RELATED PARTY TRANSACTIONS
Basis of issuance of shares for debt conversion (in dollar per share) | $ / shares				$ 51.58
Class A | STT GDC Pte. Ltd.
RELATED PARTY TRANSACTIONS
Principal amount and accrued interest converted to Class A Ordinary shares (in shares) | shares	32,540,515
Basis of issuance of shares for debt conversion (in dollar per share) | $ / shares					$ 1.675262